Intangible Assets and Non-financial Assets Impairment - Changes in Intangible Assets (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Impairment loss on intangible assets	₩ 136,372	₩ 29,488	₩ 79,593
Development Projects [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Impairment loss on intangible assets	33,386	₩ 29,396
Other Expenses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Impairment loss on intangible assets	₩ 93,966